Disclosure - Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of security deposits and maintenance reserves [Abstract]
Breakdown of security deposits and maintenance reserves

	December, 31
Description	2023	2022

Security deposits	418,537	374,960
Maintenance reserves	2,153,310	2,610,943
Total	2,571,847	2,985,903

Provision for loss	(278,352)	(446,342)

Total, net	2,293,495	2,539,561

Current	515,692	1,025,168
Non-current	1,777,803	1,514,393

Schedule breakdown of security deposits and maintenance reserves
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2021	319,530	1,644,889	1,964,419
Additions	123,796	714,079	837,875
Transfers	(48,688)	(14,847)	(63,535)
Provision inclusions and (reversals), net	—	(15,110)	(15,110)
Use by the lessor	—	(59,721)	(59,721)
Foreign currency exchange	(19,678)	(104,689)	(124,367)

At December 31, 2022	374,960	2,164,601	2,539,561

Additions	234,972	357,759	592,731
Transfers	(169,432)	(417,725)	(587,157)
Provision inclusions and (reversals), net	—	135,284	135,284
Use by the lessor	—	(221,054)	(221,054)
Foreign currency exchange	(21,963)	(143,907)	(165,870)

At December 31, 2023	418,537	1,874,958	2,293,495

Current	64,788	450,904	515,692
Non-current	353,749	1,424,054	1,777,803

At December 31, 2022
Current	77,241	947,927	1,025,168
Non-current	297,719	1,216,674	1,514,393
The movement of the allowance for maintenance reserves losses is as follows:

Disclosure of breakdown of security

	December 31,
Description	2023	2022

Balances at the beginning of the year	(446,342)	(459,643)
Additions	(44,789)	(74,691)
Reversals	180,073	59,581
Foreign currency exchange	32,706	28,411

Balances at the end of the year	(278,352)	(446,342)